Employee Benefit Plan (Details 3)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Domestic Pension Benefits [Member]
Weighted average assumptions used to determine benefit obligations
Discount rate	4.25%	5.00%
Weighted average assumptions used to determine net periodic benefit cost
Discount rate	5.00%	5.51%	5.99%
Foreign Pension Benefits [Member]
Weighted average assumptions used to determine benefit obligations
Discount rate	4.68%	5.34%
Rate of compensation increase	3.26%	3.64%
Weighted average assumptions used to determine net periodic benefit cost
Discount rate	5.34%	5.93%	6.19%
Rate of compensation increase	3.64%	3.50%	3.93%
Expected return on plan assets	6.52%	6.56%	6.25%
Postretirement Benefits [Member]
Weighted average assumptions used to determine benefit obligations
Discount rate	4.00%	4.75%
Weighted average assumptions used to determine net periodic benefit cost
Discount rate	4.75%	5.50%	6.00%
Expected return on plan assets	7.10%	7.10%	7.50%